Consolidated Shareholders' Equity - Summary of Treasury Shares Held (Details) - shares shares in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jan. 01, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares (in shares)	2,590	20	20	1,940
% of share capital for the period	0.207%	0.002%	0.002%	0.156%